UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Pool Capital Partners LLC
Address: 600 Travis Street, Suite 3100
         Houston, TX  77002

13F File Number:  28-11845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Olson
Title:     Co-Manager
Phone:     713-220-5151

Signature, Place, and Date of Signing:

      /s/  John Olson     Houston, TX     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $17,332 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CAMERON INTERNATIONAL CORP     COM              13342b105     1491    72740 SH       SOLE                    72740        0        0
CONSOL ENERGY INC              COM              20854p109     2595    90800 SH       SOLE                    90800        0        0
DIAMOND OFFSHORE DRILLING IN   COM              25271C102      589    10000 SH       SOLE                    10000        0        0
DUKE ENERGY CORP NEW           COM              26441c105      998    66500 SH       SOLE                    66500        0        0
HALLIBURTON CO                 COM              406216101     1308    71958 SH       SOLE                    71958        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330p107      291    40255 SH       SOLE                    40255        0        0
HOUSTON AMERN ENERGY CORP      COM              44183u100       26     7705 SH       SOLE                     7705        0        0
KEY ENERGY SVCS INC            COM              492914106      477   108200 SH       SOLE                   108200        0        0
MCDERMOTT INTL INC             COM              580037109      491    49670 SH       SOLE                    49670        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     1573    64350 SH       SOLE                    64350        0        0
PEABODY ENERGY CORP            COM              704549104      807    35475 SH       SOLE                    35475        0        0
SCHLUMBERGER LTD               COM              806857108     2123    50160 SH       SOLE                    50160        0        0
SPECTRA ENERGY CORP            COM              847560109     1007    64000 SH       SOLE                    64000        0        0
TIDEWATER INC                  COM              886423102     1950    41266 SH       SOLE                    41266        0        0
WEATHERFORD INTERNATIONAL LT   COM              g95089101     1606   148400 SH       SOLE                   148400        0        0